Financial Instruments - Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities (Detail) $ in Millions	9 Months Ended
Sep. 30, 2023 CAD ($)
Disclosure of detailed information about financial instruments [abstract]
As at December 31, 2022	$ 46
Change in Fair Value of Contracts in Place, Beginning of Year	1
Change in Fair Value of Contracts Entered Into During the Period	(76)
Fair Value of Contracts Realized During the Period	1
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	1
As at September 30, 2023	$ (27)